Fees Summary	Sep. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 814,906.17
Total Fee Amount	112.54
Total Offset Amount	0.00
Net Fee	$ 112.54
Offering Table N/A
Offset Table N/A	N/A